Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Lease, Cost [Abstract]
Operating lease right-of-use lease assets		$ 7,222,465		$ 6,031,284
Operating lease liabilities – current		2,244,561		2,068,399
Operating lease liabilities – non-current		5,050,752		4,003,366
Total operating lease liabilities		$ 7,295,313		$ 6,071,765
Weighted average remaining lease term (years)		3 years 10 months 28 days		4 years
Weighted average discount rate	[1]	5.99%		6.36%
Finance leases cost:
Amortization of right-of-use assets		$ 50,989	$ 64,410
Interest on lease liabilities		22,522	33,216
Total finance leases cost		73,511	97,626
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases		$ 22,522	$ 33,216
Weighted average remaining lease term (years)		1 year 6 months 25 days		1 year 11 months 15 days
Weighted average discount rate		8.07%		8.07%

[1]	The Company used incremental borrowing rates ranging from 2.03% to 6.69% for its lease contracts in Japan; incremental borrowing rates ranging from 2.83% to 4.48% for its lease contracts in Hong Kong; incremental borrowing rates ranging from 2.25% to 5.25% for its lease contracts in Canada; and incremental borrowing rates of 8.50% and 5.34% for its lease contracts in Canada and Australia, respectively.